SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Sales of goods	$ 5,368,476	$ 5,287,093	$ 5,550,432
Provision of services	1,192,579	1,267,749	2,054,627
Total revenue	6,561,055	6,554,842	7,605,059
Segment loss	10,683,413	22,926,541	23,459,253
Finance and other costs	107,225	83,280	44,345
Depreciation	565,806	510,677	593,277
Amortization	11,285	35,960	179,482
Impairment of goodwill and intangibles			6,454,914
Change in fair value of derivative liability	1,842,618	211,110	5,502,688
Loss on write-off of notes receivable	40,020	(101,351)	(309,385)
Loss on write down of inventory	627,106	331,671	1,976,514
Write down of deposit			228,572
Net loss for the year	13,877,473	23,611,810	27,654,364
Drones [member]
IfrsStatementLineItems [Line Items]
Sales of goods	5,368,476	4,905,417	5,388,262
Provision of services	1,171,861	1,267,749	2,054,627
Total revenue	6,540,337	6,173,166	7,442,889
Segment loss	5,975,503	14,743,176	9,929,789
Finance and other costs	107,225	80,211	3,529
Depreciation	551,117	499,530	586,185
Amortization	11,285	35,960	179,482
Impairment of goodwill and intangibles			2,166,563
Change in fair value of derivative liability
Loss on write-off of notes receivable			(1,080,645)
Loss on write down of inventory	627,106	331,671	251,754
Write down of deposit
Net loss for the year	7,272,236	15,530,126	14,190,889
Vital [member]
IfrsStatementLineItems [Line Items]
Sales of goods		381,676	162,170
Provision of services	20,718
Total revenue	20,718	381,676	162,170
Segment loss	(20,718)	(140,366)	602,580
Finance and other costs
Depreciation
Amortization
Impairment of goodwill and intangibles			4,288,351
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory			1,724,760
Write down of deposit			228,572
Net loss for the year	(20,718)	(140,366)	6,844,263
Corporates [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss	4,728,628	8,323,731	12,926,884
Finance and other costs		3,069	40,816
Depreciation	14,689	11,147	7,092
Amortization
Impairment of goodwill and intangibles
Change in fair value of derivative liability	1,842,618	211,110	5,502,688
Loss on write-off of notes receivable	40,020	(101,351)	771,260
Loss on write down of inventory
Write down of deposit
Net loss for the year	$ 6,625,955	$ 8,222,050	$ 6,619,212